SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Fair Value Measurements) (Details) (Derivative Financial Instruments, Liabilities [Member], USD $)	Jun. 30, 2014
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value disclosure
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value disclosure
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value disclosure	499,767
Fair Value, Inputs, Level 4 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value disclosure	$ 499,767